Other current liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other current liabilities

Note 8 - Other current liabilities

Other current liabilities consisted of the following:

	June 30,	December 31,
	2025	2024
Withholding tax payable	182	454,883
Other current liabilities	95,410	(311,810)
Total other current liabilities	$95,592	$143,073

Note 8 - Other current liabilities

Other current liabilities consisted of the following at:

	December 31,	December 31,
	2024	2023
Corporation taxes payable	$-	$-
Withholding tax payable	454,883	81,324
Other current liabilities	(311,810)	4,393
Total other current liabilities	$143,073	$85,717